Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Jun. 30, 2014
Deferred income tax assets
Net operating loss carry forwards	$ 434.0	$ 415.6
Alternate minimum tax credit carryforwards	8.4	6.3
Deferred revenue	243.5	190.7
Accrued expenses	27.9	22.4
Other liabilities	14.4	7.6
Reserves against accounts receivable	10.2	6.4
Other	17.4	2.1
Total deferred income tax assets	755.8	651.1
Valuation allowance	(1.1)	(2.2)
Net deferred tax assets	754.7	648.9
Deferred income tax liabilities
Property and equipment	468.9	374.4
Intangible assets	327.2	239.3
Debt issuance costs	18.8	27.2
Total deferred income tax liabilities	814.9	640.9
Net deferred income tax assets/(liabilities)	$ (60.2)	$ 8.0